Net Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, plant and equipment
Gross property, plant and equipment	$ 1,786,711	$ 1,777,309
Accumulated depreciation and amortization	(939,954)	(913,736)
Net property, plant and equipment	846,757	863,573
Minimum
Property, plant and equipment
Useful Lives	3 years
Maximum
Property, plant and equipment
Useful Lives	30 years
Land and improvements
Property, plant and equipment
Gross property, plant and equipment	184,647	194,237
Land and improvements | Minimum
Property, plant and equipment
Useful Lives	0 years
Land and improvements | Maximum
Property, plant and equipment
Useful Lives	15 years
Buildings and improvements
Property, plant and equipment
Useful Lives	30 years
Gross property, plant and equipment	389,193	395,598
Machinery and equipment
Property, plant and equipment
Gross property, plant and equipment	1,001,061	990,553
Machinery and equipment | Minimum
Property, plant and equipment
Useful Lives	3 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful Lives	20 years
Vessels and vehicles
Property, plant and equipment
Gross property, plant and equipment	160,310	126,502
Vessels and vehicles | Minimum
Property, plant and equipment
Useful Lives	3 years
Vessels and vehicles | Maximum
Property, plant and equipment
Useful Lives	18 years
Office furniture and fixtures
Property, plant and equipment
Useful Lives	5 years
Gross property, plant and equipment	25,965	30,102
Construction in progress
Property, plant and equipment
Gross property, plant and equipment	$ 25,535	$ 40,317